Accounts Receivable, Net	3 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
4.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	December 31,	March 31,
	2024	2025
Accounts receivable	$97,467	$106,812
Allowance for credit losses	(21,862)	(23,123)
Accounts receivable, net	$75,605	$83,689

The Group recognized credit losses of $1,291 and $1,130 for the three months ended March 31, 2024 and 2025.

The movement of allowance for credit losses for the three months ended March 31, 2024 and 2025 were as following:

	For the three months ended March 31,
	2024	2025
Balance at the beginning of the period	$21,144	$21,862
Additions	1,291	1,130
Foreign currency translation	(358)	131
Balance at the end of the period	$22,077	$23,123